Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Change in benefit obligation:
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Japan
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 105,109	¥ 109,759
Service cost	5,078	5,542	¥ 5,704
Interest cost	1,421	1,216	731
Actuarial loss (income)	(7,621)	(3,586)
Plan participant's contributions	0	0
Benefits paid	(5,032)	(5,014)
Business combinations	86	0
Divestitures	(1,937)	(2,808)
Plan amendments	0	0
Settlements	(3,300)	0
Foreign currency exchange rate change	0	0
Benefit obligation at end of year	93,804	105,109	109,759
Change in plan assets:
Fair value of plan assets at beginning of year	143,101	136,803
Actual return on plan assets	449	12,103
Employer contribution	3,855	4,195
Plan participant's contributions	0	0
Benefits paid	(4,404)	(4,392)
Divestitures	(3,272)	(5,608)
Settlements	(2,017)	0
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	137,712	143,101	136,803
The funded status of the plans	43,908	37,992
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	59,111	53,641
Accrued benefit liability included in other liabilities	(15,203)	(15,649)
Net amount recognized	43,908	37,992
Overseas plans
Change in benefit obligation:
Benefit obligation at beginning of year	129,934	108,416
Service cost	3,268	2,999	3,432
Interest cost	4,091	3,395	2,309
Actuarial loss (income)	(11,712)	3,448
Plan participant's contributions	233	233
Benefits paid	(2,375)	(2,499)
Business combinations	0	0
Divestitures	0	0
Plan amendments	179	360
Settlements	0	0
Foreign currency exchange rate change	(874)	13,582
Benefit obligation at end of year	122,744	129,934	108,416
Change in plan assets:
Fair value of plan assets at beginning of year	153,803	122,204
Actual return on plan assets	(1,435)	15,799
Employer contribution	2,446	2,262
Plan participant's contributions	233	233
Benefits paid	(2,182)	(2,314)
Divestitures	0	0
Settlements	0	0
Foreign currency exchange rate change	(1,046)	15,619
Fair value of plan assets at end of year	151,819	153,803	¥ 122,204
The funded status of the plans	29,075	23,869
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	30,809	25,723
Accrued benefit liability included in other liabilities	(1,734)	(1,854)
Net amount recognized	¥ 29,075	¥ 23,869